GOODWILL AND INTANGIBLE ASSETS, NET - Identifiable intangible assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	7 years 3 months 18 days
Gross Amount	$ 2,282,361	$ 2,968,803
Accumulated Amortization	(874,185)	(1,127,928)
Net Amount	$ 1,408,176	1,840,875
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	11 years 6 months
Gross Amount	$ 777,180	1,445,000
Accumulated Amortization	(373,653)	(582,256)
Net Amount	$ 403,527	862,744
Tradename
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	6 years 1 month 6 days
Gross Amount	$ 386,080	923,000
Accumulated Amortization	(102,722)	(216,501)
Net Amount	$ 283,358	706,499
Noncompete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	2 years 1 month 6 days
Gross Amount	$ 34,000	126,000
Accumulated Amortization	(19,570)	(82,037)
Net Amount	$ 14,430	43,963
Intellectual property
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	9 years 6 months
Gross Amount	$ 35,186	35,186
Accumulated Amortization	(22,947)	(20,073)
Net Amount	$ 12,239	15,113
Acquired technology
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	4 years 7 months 6 days
Gross Amount	$ 440,530
Accumulated Amortization	(35,360)
Net Amount	$ 405,170
Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	3 years 3 months 18 days
Gross Amount	$ 609,385	439,617
Accumulated Amortization	(319,933)	(227,061)
Net Amount	$ 289,452	$ 212,556